Changes in organization and acquisitions and disposals of subsidiaries and businesses (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Changes In Organisation [Table]
Investments in subsidiaries and associates		$ 1,243	$ 1,557	$ 1,051
Tax expense / (benefit)		1,998	$ 1,583	1,267
Assets of disposal groups held for sale		1,093
Liabilities of disposal group held for sale		1,298
UBS Brasil Servicos
Disclosure Of Changes In Organisation [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control			49.99%
UBS Austria
Disclosure Of Changes In Organisation [Table]
Tax expense / (benefit)		$ 25
UBS SuMi TRUST Wealth Management Co., Ltd.
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent		$ 155
UBS Wealth Management business in Spain
Disclosure Of Changes In Organisation [Table]
Expected future pre-tax gain upon sale of businesses		200
Assets of disposal groups held for sale		647
Liabilities of disposal group held for sale		823
UBS Swiss Financial Advisers AG
Disclosure Of Changes In Organisation [Table]
Assets of disposal groups held for sale		446
Liabilities of disposal group held for sale		475
Wealthfront
Disclosure Of Changes In Organisation [Table]
Acquisition cost of subsidiaries and businesses		1,400
Goodwill and intangible assets that will be recognized upon the acquisition of subsidiaries and businesses		$ 1,200
Clearstream Fund Centre AG [Member]
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in associate	48.80%	48.80%
Gains (losses) recognised when control is lost			$ 631
Investments in subsidiaries and associates		$ 386
Proceeds from sales of interests in associates | SFr	SFr 390
UBS AG
Disclosure Of Changes In Organisation [Table]
Investments in subsidiaries and associates		1,243	1,557	1,051
Tax expense / (benefit)		1,903	$ 1,488	$ 1,198
Assets of disposal groups held for sale		1,093
Liabilities of disposal group held for sale		1,298
UBS AG | UBS Brasil Servicos
Disclosure Of Changes In Organisation [Table]
Decrease in proportion of ownership in subsidiaries that do not result in loss of control			49.99%
UBS AG | UBS Austria
Disclosure Of Changes In Organisation [Table]
Tax expense / (benefit)		$ 25
UBS AG | UBS SuMi TRUST Wealth Management Co., Ltd.
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in subsidiary	51.00%	51.00%
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity attributable to owners of parent		$ 155
UBS AG | UBS Wealth Management business in Spain
Disclosure Of Changes In Organisation [Table]
Expected future pre-tax gain upon sale of businesses		200
Assets of disposal groups held for sale		647
Liabilities of disposal group held for sale		823
UBS AG | UBS Swiss Financial Advisers AG
Disclosure Of Changes In Organisation [Table]
Assets of disposal groups held for sale		446
Liabilities of disposal group held for sale		475
UBS AG | Wealthfront
Disclosure Of Changes In Organisation [Table]
Acquisition cost of subsidiaries and businesses		1,400
Goodwill and intangible assets that will be recognized upon the acquisition of subsidiaries and businesses		$ 1,200
UBS AG | Clearstream Fund Centre AG [Member]
Disclosure Of Changes In Organisation [Table]
Proportion of ownership interest in associate	48.80%	48.80%
Gains (losses) recognised when control is lost			$ 631
Investments in subsidiaries and associates		$ 386
Proceeds from sales of interests in associates | SFr	SFr 390